VESSELS AND EQUIPMENT, NET - Schedule of Market Value (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
2017 Carrying value	$ 1,588,923	$ 1,652,710
Golar Winter
Property, Plant and Equipment [Line Items]
2017 Market value	171,300
2017 Carrying value	223,900
Deficit	(52,600)
NR Satu
Property, Plant and Equipment [Line Items]
2017 Market value	143,800
2017 Carrying value	177,200
Deficit	(33,400)
Methane Princess
Property, Plant and Equipment [Line Items]
2017 Market value	105,300
2017 Carrying value	105,900
Deficit	(600)
Golar Maria
Property, Plant and Equipment [Line Items]
2017 Market value	97,500
2017 Carrying value	187,200
Deficit	(89,700)
Golar Grand
Property, Plant and Equipment [Line Items]
2017 Market value	97,300
2017 Carrying value	112,400
Deficit	(15,100)
Golar Mazo
Property, Plant and Equipment [Line Items]
2017 Market value	83,800
2017 Carrying value	139,700
Deficit	$ (55,900)